NATURE OF OPERATIONS AND CORPORATE ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION [Abstract]
NATURE OF OPERATIONS AND CORPORATE ORGANIZATION
1.	NATURE OF OPERATIONS AND CORPORATE ORGANIZATION

Nature of operations

Ultrapetrol (Bahamas) Limited ("Ultrapetrol Bahamas", "Ultrapetrol", "the Company", "us" or "we") is a company organized and registered as a Bahamas Corporation since December 1997.

We are a shipping transportation company serving the marine transportation needs of our clients in the markets on which we focus. We serve the shipping markets for containers, grain soybean, forest products, minerals, crude oil, petroleum, and refined petroleum products, as well as the offshore oil platform supply market, through our operations in the following three segments of the marine transportation industry. In our River Business we are an owner and operator of river barges and push boats in the Hidrovia region of South America, a region of navigable waters on the Parana, Paraguay and Uruguay Rivers and part of the River Plate, which flow through Brazil, Bolivia, Uruguay, Paraguay and Argentina. The Company also has a shipyard that should promote organic growth and from time to time make external sales. In our Offshore Supply Business we own and operate vessels that provide logistical and transportation services for offshore petroleum exploration and production companies, in the coastal waters of Brazil and the North Sea. In our Ocean Business, we are an owner and operator of oceangoing vessels that transport petroleum products and a container line service in the Argentine cabotage trade.

1.	NATURE OF OPERATIONS AND CORPORATE ORGANIZATION

Nature of operations

Ultrapetrol (Bahamas) Limited ("Ultrapetrol Bahamas", "Ultrapetrol", "the Company", "us" or "we") is a company organized and registered as a Bahamas Corporation since December 1997.

We are a shipping transportation company serving the marine transportation needs of our clients in the markets on which we focus.  We serve the shipping markets for containers, grain soybean, forest products, minerals, crude oil, petroleum, and refined petroleum products, as well as the offshore oil platform supply market, through our operations in the following three segments of the marine transportation industry.  In our River Business we are an owner and operator of river barges and push boats in the Hidrovia region of South America, a region of navigable waters on the Parana, Paraguay and Uruguay Rivers and part of the River Plate, which flow through Brazil, Bolivia, Uruguay, Paraguay and Argentina. The Company also has a shipyard that should promote organic growth and from time to time make external sales. In our Offshore Supply Business we own and operate vessels that provide logistical and transportation services for offshore petroleum exploration and production companies, in the coastal waters of Brazil and the North Sea.  In our Ocean Business, we are an owner and operator of oceangoing vessels that transport petroleum products and a container line service in the Argentine cabotage trade.

Issuance of common stock

On December 12, 2012, we entered into an investment agreement with Sparrow Capital Investments, Ltd, or Sparrow, a subsidiary of Southern Cross Latin America Private Equity Fund III, L.P. and Southern Cross Latin America Private Equity Fund IV, L.P., or Southern Cross, pursuant to which we sold 110,000,000 shares of newly issued common stock to Sparrow at a purchase price of $2.00 per share, or the Sparrow Investment and received net proceeds of $219,122.  Concurrently, Sparrow designated Sparrow CI Sub Ltd. to receive 16,060,000 shares of common stock of Ultrapetrol.  In connection with the investment agreement, the Company (1) made certain amendments to its Articles and Memorandum of Association at the time of closing, and (2) entered into a registration rights agreement for the shares purchased by Sparrow and shares currently owned by Inversiones Los Avellanos S.A. ("Los Avellanos") and Hazels (Bahamas) Investments Inc. ("Hazels"), two existing shareholders of the Company.

In addition, in connection with the Sparrow Investment, Sparrow entered into a Shareholders' Agreement with Los Avellanos and Hazels (the "Shareholders' Agreement") regarding, among other things, the governance of the Company and the transfer of shares of common stock held by the parties, and which includes the following provisions:

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For an initial period of six months after December 12, 2012, subject to extension or termination at discretion of Sparrow, at any time, Los Avellanos and Hazels have together the right to appoint four directors to the Company's board of Directors, and Sparrow has the right to appoint two directors to the Company's board of Directors.

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Subsequent to the termination of this initial period, Los Avellanos and Hazels will together have the right to appoint two directors to the Company's board of Directors, and Sparrow will have the right to appoint four directors to the Company's board of Directors.

-	A seventh, independent director is jointly agreed by the parties.

-	The Shareholders' Agreement includes corporate governance provisions that require six directors to approve certain actions by the Company.

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Los Avellanos and Hazels agree to vote their shares of common stock in the same manner as Sparrow, except for any matter that requires, but does not obtain, the approval of six directors of the Company, as required by the Shareholders' Agreement.

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Los Avellanos and Hazels on the one hand and Sparrow on the other hand have a right of first offer on the shares of common stock held by the other party along with customary "tag-along" rights. Sparrow also has certain "drag-along" rights with respect to the shares of common stock held by Los Avellanos and Hazels. These drag-along rights take effect beginning four years after the closing date and only if Sparrow fails to achieve certain investment returns.